FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (44,489)	$ 23,785	$ 50,001
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(49,388)	22,582	49,807
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	8,918	220	1,376
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (4,019)	$ 983
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives			$ (1,182)